Interest in Joint Ventures - Summary of Interests In Joint Venture (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [abstract]
Share of net assets	¥ 5,656	¥ 4,771